Financial risk management and financial instruments - Contractual Cash Flows (Details) R in Millions, $ in Billions	12 Months Ended
	Jun. 30, 2021 USD ($)	Jun. 30, 2021 ZAR (R)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 ZAR (R)
Financial risk management and financial instruments
Cash conservation through self-help management actions in operational and capital expenditure | $	$ 2
Contractual cash flows, financial assets		R 71,900		R 72,160
Contractual cash flows, non-derivative liabilities		(174,853)		(271,737)
Contractual cash flows, financial liabilities		(193,059)		(299,074)
Within one year
Financial risk management and financial instruments
Contractual cash flows, financial assets		64,888		66,361
Contractual cash flows, non-derivative liabilities		(35,247)		(71,874)
Contractual cash flows, financial liabilities		(46,465)		(84,903)
One to three years
Financial risk management and financial instruments
Contractual cash flows, financial assets		1,329		2,191
Contractual cash flows, non-derivative liabilities		(71,257)		(43,868)
Contractual cash flows, financial liabilities		(72,217)		(45,408)
Three to five years
Financial risk management and financial instruments
Contractual cash flows, financial assets		1,149		1,064
Contractual cash flows, non-derivative liabilities		(10,924)		(113,310)
Contractual cash flows, financial liabilities		(11,437)		(114,538)
More than five years
Financial risk management and financial instruments
Contractual cash flows, financial assets		4,534		2,544
Contractual cash flows, non-derivative liabilities		(57,425)		(42,685)
Contractual cash flows, financial liabilities		(62,940)		(54,225)
Long-term debt
Financial risk management and financial instruments
Contractual cash flows, non-derivative liabilities		(119,921)		(188,940)
Long-term debt | Within one year
Financial risk management and financial instruments
Contractual cash flows, non-derivative liabilities		(8,997)		(24,213)
Long-term debt | One to three years
Financial risk management and financial instruments
Contractual cash flows, non-derivative liabilities		(66,190)		(38,748)
Long-term debt | Three to five years
Financial risk management and financial instruments
Contractual cash flows, non-derivative liabilities		(6,698)		(109,111)
Long-term debt | More than five years
Financial risk management and financial instruments
Contractual cash flows, non-derivative liabilities		(38,036)		(16,868)
Bonds, revolving credit facility and term loan | One to five years
Financial risk management and financial instruments
Contractual cash flows, non-derivative liabilities				(126,000)
Lease liabilities
Financial risk management and financial instruments
Contractual cash flows, non-derivative liabilities		(31,679)		(38,187)
Lease liabilities | Within one year
Financial risk management and financial instruments
Contractual cash flows, non-derivative liabilities		(2,997)		(3,051)
Lease liabilities | One to three years
Financial risk management and financial instruments
Contractual cash flows, non-derivative liabilities		(5,067)		(5,120)
Lease liabilities | Three to five years
Financial risk management and financial instruments
Contractual cash flows, non-derivative liabilities		(4,226)		(4,199)
Lease liabilities | More than five years
Financial risk management and financial instruments
Contractual cash flows, non-derivative liabilities		(19,389)		(25,817)
Short-term debt
Financial risk management and financial instruments
Contractual cash flows, non-derivative liabilities		(60)		(21,888)
Short-term debt | Within one year
Financial risk management and financial instruments
Contractual cash flows, non-derivative liabilities		(60)		(21,888)
Trade and other payables
Financial risk management and financial instruments
Contractual cash flows, non-derivative liabilities		(22,637)		(21,164)
Trade and other payables | Within one year
Financial risk management and financial instruments
Contractual cash flows, non-derivative liabilities		(22,637)		(21,164)
Bank overdraft
Financial risk management and financial instruments
Contractual cash flows, non-derivative liabilities		(243)		(645)
Bank overdraft | Within one year
Financial risk management and financial instruments
Contractual cash flows, non-derivative liabilities		(243)		(645)
Financial guarantees
Financial risk management and financial instruments
Contractual cash flows, non-derivative liabilities		(313)		(913)
Financial guarantees | Within one year
Financial risk management and financial instruments
Contractual cash flows, non-derivative liabilities		(313)		(913)
Foreign exchange contracts
Financial risk management and financial instruments
Contractual cash flows, derivative liabilities		(8,134)		(8,770)
Foreign exchange contracts | Within one year
Financial risk management and financial instruments
Contractual cash flows, derivative liabilities		(8,134)		(8,770)
Interest rate swap
Financial risk management and financial instruments
Contractual cash flows, derivative liabilities		(2,234)		(4,143)
Interest rate swap | Within one year
Financial risk management and financial instruments
Contractual cash flows, derivative liabilities		(668)		(780)
Interest rate swap | One to three years
Financial risk management and financial instruments
Contractual cash flows, derivative liabilities		(960)		(1,466)
Interest rate swap | Three to five years
Financial risk management and financial instruments
Contractual cash flows, derivative liabilities		(513)		(1,165)
Interest rate swap | More than five years
Financial risk management and financial instruments
Contractual cash flows, derivative liabilities		(93)		(732)
Crude oil put options
Financial risk management and financial instruments
Contractual cash flows, derivative liabilities		(46)
Crude oil put options | Within one year
Financial risk management and financial instruments
Contractual cash flows, derivative liabilities		(46)
Foreign exchange zero cost collars
Financial risk management and financial instruments
Contractual cash flows, derivative liabilities				(2,861)
Foreign exchange zero cost collars | Within one year
Financial risk management and financial instruments
Contractual cash flows, derivative liabilities				(2,861)
Crude oil zero cost collar
Financial risk management and financial instruments
Contractual cash flows, derivative liabilities		(1,126)		(174)
Crude oil zero cost collar | Within one year
Financial risk management and financial instruments
Contractual cash flows, derivative liabilities		(1,126)		(174)
Crude oil swap options
Financial risk management and financial instruments
Contractual cash flows, derivative liabilities		(1,175)
Crude oil swap options | Within one year
Financial risk management and financial instruments
Contractual cash flows, derivative liabilities		(1,175)
Ethane swap options
Financial risk management and financial instruments
Contractual cash flows, derivative liabilities				(230)
Ethane swap options | Within one year
Financial risk management and financial instruments
Contractual cash flows, derivative liabilities				(230)
Crude oil futures
Financial risk management and financial instruments
Contractual cash flows, derivative liabilities		(20)		(66)
Crude oil futures | Within one year
Financial risk management and financial instruments
Contractual cash flows, derivative liabilities		(20)		(66)
Other currency derivatives
Financial risk management and financial instruments
Contractual cash flows, derivative liabilities		(5,422)		(10,990)
Other currency derivatives | Within one year
Financial risk management and financial instruments
Contractual cash flows, derivative liabilities				(45)
Other currency derivatives | One to three years
Financial risk management and financial instruments
Contractual cash flows, derivative liabilities				(74)
Other currency derivatives | Three to five years
Financial risk management and financial instruments
Contractual cash flows, derivative liabilities				(63)
Other currency derivatives | More than five years
Financial risk management and financial instruments
Contractual cash flows, derivative liabilities		(5,422)		(10,808)
Other commodity derivatives
Financial risk management and financial instruments
Contractual cash flows, derivative liabilities		(49)		(103)
Other commodity derivatives | Within one year
Financial risk management and financial instruments
Contractual cash flows, derivative liabilities		(49)		(103)
Non-derivative instruments
Financial risk management and financial instruments
Contractual cash flows, financial assets		60,643		62,747
Non-derivative instruments | Within one year
Financial risk management and financial instruments
Contractual cash flows, financial assets		55,251		56,948
Non-derivative instruments | One to three years
Financial risk management and financial instruments
Contractual cash flows, financial assets		1,098		2,191
Non-derivative instruments | Three to five years
Financial risk management and financial instruments
Contractual cash flows, financial assets		908		1,064
Non-derivative instruments | More than five years
Financial risk management and financial instruments
Contractual cash flows, financial assets		3,386		2,544
Long-term receivables
Financial risk management and financial instruments
Contractual cash flows, financial assets		3,970		5,799
Long-term receivables | One to three years
Financial risk management and financial instruments
Contractual cash flows, financial assets		1,098		2,191
Long-term receivables | Three to five years
Financial risk management and financial instruments
Contractual cash flows, financial assets		908		1,064
Long-term receivables | More than five years
Financial risk management and financial instruments
Contractual cash flows, financial assets		1,964		2,544
Trade and other receivables
Financial risk management and financial instruments
Contractual cash flows, financial assets		27,218		22,090
Trade and other receivables | Within one year
Financial risk management and financial instruments
Contractual cash flows, financial assets		27,218		22,090
Cash and cash equivalents (excluding restricted cash)
Financial risk management and financial instruments
Contractual cash flows, financial assets		27,559		32,932
Cash and cash equivalents (excluding restricted cash) | Within one year
Financial risk management and financial instruments
Contractual cash flows, financial assets		27,559		32,932
Investments through other comprehensive income
Financial risk management and financial instruments
Contractual cash flows, financial assets		474		511
Investments through other comprehensive income | Within one year
Financial risk management and financial instruments
Contractual cash flows, financial assets		474		511
Other long-term investments
Financial risk management and financial instruments
Contractual cash flows, financial assets		1,422		1,415
Other long-term investments | Within one year
Financial risk management and financial instruments
Contractual cash flows, financial assets				1,415
Other long-term investments | More than five years
Financial risk management and financial instruments
Contractual cash flows, financial assets		1,422
Foreign exchange contracts
Financial risk management and financial instruments
Contractual cash flows, financial assets		8,169		9,185
Foreign exchange contracts | Within one year
Financial risk management and financial instruments
Contractual cash flows, financial assets		8,169		9,185
Crude oil put options
Financial risk management and financial instruments
Contractual cash flows, financial assets		46		113
Crude oil put options | Within one year
Financial risk management and financial instruments
Contractual cash flows, financial assets		46		113
Foreign exchange zero cost collars
Financial risk management and financial instruments
Contractual cash flows, financial assets		1,150
Foreign exchange zero cost collars | Within one year
Financial risk management and financial instruments
Contractual cash flows, financial assets		1,150
Ethane swap options
Financial risk management and financial instruments
Contractual cash flows, financial assets		156		104
Ethane swap options | Within one year
Financial risk management and financial instruments
Contractual cash flows, financial assets		156		104
Other commodity derivatives
Financial risk management and financial instruments
Contractual cash flows, financial assets		9		11
Other commodity derivatives | Within one year
Financial risk management and financial instruments
Contractual cash flows, financial assets		9		R 11
Other currency derivatives
Financial risk management and financial instruments
Contractual cash flows, financial assets		1,727
Other currency derivatives | Within one year
Financial risk management and financial instruments
Contractual cash flows, financial assets		107
Other currency derivatives | One to three years
Financial risk management and financial instruments
Contractual cash flows, financial assets		231
Other currency derivatives | Three to five years
Financial risk management and financial instruments
Contractual cash flows, financial assets		241
Other currency derivatives | More than five years
Financial risk management and financial instruments
Contractual cash flows, financial assets		R 1,148
US Dollar Bond November 2022
Financial risk management and financial instruments
Notional amount | $			$ 1